Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	Nine Months Ended September 30,
(in thousands, except share and per share amounts)	2023	2022
Numerator:
Net loss	$(6,768)	$(3,597)
Adjustment to numerator for earnings per share:
Deemed dividend	(2,573)	—
Net loss attributable to common stockholders	$(9,341)	$(3,597)

Denominator:
Weighted-average number of common shares outstanding, basic and diluted	28,230,842	28,230,842
Net loss per common share attributable to common stockholders, basic and diluted	$(0.33)	$(0.13)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	Year Ended December 31,
(in thousands, except share and per share amounts)	2022	2021
Numerator:
Net loss attributable to common stockholders:	$(5,121)		$(1,582)
Denominator:
Weighted-average number of common shares outstanding, basic and diluted	28,230,842		N/A
Net loss per common share attributable to common stockholders, basic and diluted (1)	$(0.18)	$	N/A

(1)	The Company had no shares of its common stock issued and outstanding during the year ended December 31, 2021.